Unit-Based Compensation (Details) - Schedule of weighted-average grant-date fair value - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Grant Date Fair Value [Abstract]
Weighted - Average Grant Date Fair Value, Non-vested at Begining	$ 1.01	$ 0.3
Weighted - Average Grant Date Fair Value, Granted		3.07
Weighted - Average Grant Date Fair Value, Vested		0.3
Weighted - Average Grant Date Fair Value, Forfeited	1.8	0.3
Weighted - Average Grant Date Fair Value, Non-vested at Ending	$ 1.3	$ 1.01